SUPPLEMENT TO THE
FIDELITY SELECT
PORTFOLIOS(registered trademark)
PROSPECTUS
DATED APRIL 29, 1995
Effective July 31, 1995, the following information supplements that found in the section entitled "FMR and Its Affiliates," beginning on page P-34. John Avery has managed Chemicals since July 1995. He joined Fidelity in January 1995. Previously, Mr. Avery was a domestic analyst at Putnam Investments from 1993 to December 1994, and he was an investment banking associate for Alex Brown & Sons from 1986 to 1991. He received an MBA from the Wharton School at the University of Pennsylvania in 1993.
Effective July 31, 1995, the following information replaces that found in the section entitled "FMR and Its Affiliates," beginning on page P-34. David Felman has been manager of Telecommunications since April 1994 and has been assisting on Magellan since January 1995. Previously, he managed Chemicals. Mr. Felman joined Fidelity as a research analyst in June 1993 after receiving his M.A. from Harvard University. He received his M.B.A. from New York University in 1991.
Effective July 21, 1995, the following information replaces that found in the section entitled "FMR and Its Affiliates," beginning on page P-34. Malcolm MacNaught has been portfolio manager of Precious Metals and Minerals since July 1981. He also manages Advisor Global Natural Resources, and he previously managed American Gold. Mr. MacNaught joined Fidelity in 1968.
Effective July 21, 1995, the following information supplements that found in the section entitled "FMR and Its Affiliates," beginning on page P-34. Lawrence Rakers has managed American Gold since July 1995. He joined Fidelity as a research analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993, and he received an MBA from Northeastern University in 1993.
   The following information replaces the similar information found in the "Transaction Details" section beginning on page P-54.
FDC collects the proceeds from the fund's     3   % sales charge and may
pay a portion of them to securities dealers who have sold the fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of the fund's offering price.
The following information replaces the similar information found in the section entitled "Exchange Restrictions," beginning on page P-55.
For cash management purposes, up to three business days may pass before exchange proceeds are paid from one Select fund to another, or to another Fidelity equity fund. Exchange proceeds are recorded in your shareholder account when the transaction occurs. Therefore, when you exchange from a stock fund to the money market fund, you will earn money market dividends immediately. When you exchange from the money market fund to a stock fund, you will not earn money market dividends during the three business-day period. This policy could increase the volatility of the money market fund's yield.
   The following information replaces the similar information found in the "Waivers" section beginning on page P-56.
6. To shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services.
FIDELITY SELECT PORTFOLIOS(registered trademark)
FUNDS OF FIDELITY SELECT PORTFOLIOS
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED APRIL 29, 1995

   The following information replaces the similar information found in the "Additional Purchase and Redemption Information" section on page 41.
7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules for the money market fund found on pages
48-49.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .3700%    $ 0.5 billion   .5200%

3 -    6                  .3400      25             .4238

6 -    9                  .3100      50             .3823

9 -    12                 .2800      75             .3626

12 -   15                 .2500     100             .3512

15 -   18                 .2200     125             .3430

18 -   21                 .2000     150             .3371

21 -   24                 .1900     175             .3325

24 -   30                 .1800     200             .3284

30 -   36                 .1750     225             .3249

36 -   42                 .1700     250             .3219

42 -   48                 .1650     275             .3190

48 -   66                 .1600     300             .3163

66 -   84                 .1550     325             .3137

84 -   120                .1500     350             .3113

120 -   156               .1450     375             .3090

156 -   192               .1400     400             .3067

192 -   228               .1350        425          .1443

228 -   264               .1300        450          .1427

264 -   300               .1275        475          .1413

300 -   336               .1250        500          .1399

336 -   372               .1225        525          .1385

   372 -   408            .1200        550          .1372

   408 -   444            .1175

   444 -   480            .1150

   480 -   516            .1125

           Over 516       .1100






   SELB-96-1
         January 1, 1996
   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information replaces the "Group Fee Rate" and "Effective Annual Fee Rate" schedules for the stock funds found on page 50.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500


















   SELB-96-1
         January 1, 1996